CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS:
NOTE 7 - CASH AND CASH EQUIVALENTS:

Cash and cash equivalents include cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. Below is the composition of cash and cash equivalents by US Dollar and other currencies:

	December 31,
	2025	2024
	US Dollars in thousands
US Dollar	47,157	56,141
New Israeli Shekel	239,952	4,939
Euro	8,295	4,758
British pound sterling	5,577	5,169
Australian Dollar	2,442	1,495
Other currencies	16,115	10,628
	319,538	83,130